ACQUISITIONS (Details)	Sep. 30, 2019 CAD ($)
Asset Fair Value
Disclosure of detailed information about business combination [line items]
3 Natural Product Numbers	$ 90,000
Plant and Equipment	102,824
Health Canada NHP Site License	150,000
Net assets acquired	342,824
Relative Fair Value
Disclosure of detailed information about business combination [line items]
3 Natural Product Numbers	89,259
Plant and Equipment	101,976
Health Canada NHP Site License	148,765
Net assets acquired	$ 340,000